Charles Schwab Investment Management, Inc.

211 Main Street

San Francisco, CA 94105

March 8, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Schwab Fundamental U.S. Broad Market Index ETF	Schwab Fundamental U.S. Large Company Index ETF
	Schwab Fundamental U.S. Small Company Index ETF	Schwab Fundamental International Large Company Index ETF
	Schwab Fundamental International Small Company Index ETF	Schwab Fundamental Emerging Markets Large Company Index ETF
	Schwab U.S. TIPS ETF	Schwab U.S. Mid-Cap ETF
	Schwab U.S. Small-Cap ETF	Schwab International Equity ETF
Schwab International Small-Cap Equity ETF
(the Funds) each a series of Schwab Strategic Trust (the Registrant) (File Nos. 333-160595 and 811-22311)

Ladies and Gentlemen:

On behalf of the Registrant and filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 dated March 1, 2017 to Schwab Fundamental U.S. Broad Market Index ETF, Schwab Fundamental U.S. Large Company Index ETF, Schwab Fundamental U.S. Small Company Index ETF, Schwab Fundamental International Large Company Index ETF, Schwab Fundamental International Small Company Index ETF, and Schwab Fundamental Emerging Markets Large Company Index ETF prospectus, dated June 30, 2016, as supplemented December 1, 2016 and February 2, 2017; Schwab U.S. TIPS ETF prospectus, dated April 29, 2016, as supplemented June 30, 2016, October 7, 2016, December 15, 2016, December 28, 2016, February 2, 2017, and February 28, 2017; Schwab U.S. Mid-Cap ETF and Schwab U.S. Small-Cap ETF prospectus, dated December 29, 2016; and Schwab International Equity ETF and Schwab International Small-Cap Equity ETF prospectus, dated December 29, 2016. The purpose of this filing is to submit, in XBRL, the 497 dated March 1, 2017.

Any questions or comments on this filing should be directed to the undersigned at (415) 667-0650.

Respectfully,

/s/ Catherine MacGregor
Catherine MacGregor

Vice President and Corporate Counsel